NOTES PAYABLE AND OTHER DEBT (Footnotes to the Table) (Details)		12 Months Ended
	Sep. 24, 2014 USD ($)	Dec. 31, 2014 USD ($) building	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) building
Debt Instrument [Line Items]
Liabilities of variable interest entity held for sale		$ 5,956,000		$ 0
Proceeds from issuance of debt	$ 500,000
Outstanding amount				0
Notes payable		$ 5,197,000		958,000
Number of office buildings | building		2
Senior Debt - Other Mortgage Indebtedness
Debt Instrument [Line Items]
Portion included in liabilities of disposal group held for use		$ 4,035,000		0
Senior Debt, Bond and Mortgage Indebtedness
Debt Instrument [Line Items]
Notes payable				958,000
Contemporary Healthcare Capital Loan Agreement [Member] | Tulsa Companion Care PSA
Debt Instrument [Line Items]
Proceeds from issuance of debt		5,000,000
Outstanding amount		$ 200,000
Discontinued Operations, Held-for-sale or Disposed of by Sale
Debt Instrument [Line Items]
Deferred Finance Costs, Net			$ 200,000	$ 0
Companion Specialized Care Center [Member] | Discontinued Operations, Held-for-sale | Senior Debt - Other Mortgage Indebtedness
Debt Instrument [Line Items]
Number of office buildings | building		1		1
Number of office buildings, classified as liabilities held for sale | building		2		2
Minimum
Debt Instrument [Line Items]
Amortization of Deferred Financing Costs, Percentage			0.08%
Maximum
Debt Instrument [Line Items]
Amortization of Deferred Financing Costs, Percentage			1.92%